Organization and Description of Business (Details)	Dec. 27, 2023 shares
Organization and Description of Business (Details) [Line Items]
Ordinary shares	568,226,628
Highest Performances Holdings Inc. [Member]
Organization and Description of Business (Details) [Line Items]
Percentage of equity interests	50.07%
Highest Performances Holdings Inc. [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares	284,113,314